Long-Term Debt and Other Financial Liabilities, December 2022 Alpha Bank Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 15, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 213,711	$ 235,603
Minimum [Member]
Senior Long-Term Debt [Abstract]
Term of charterparties used as security for loan facility	12 months
Maximum [Member]
Senior Long-Term Debt [Abstract]
Term of charterparties used as security for loan facility	13 months
December 2022 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount			$ 16,500
Term of loan	4 years
Final balloon payment	$ 9,600
Minimum liquidity to be maintained in earnings account	500
Balance outstanding	$ 14,400
December 2022 Alpha Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Security cover ratio	125.00%
December 2022 Alpha Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 525
December 2022 Alpha Bank Loan Facility [Member] | Next Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 400
December 2022 Alpha Bank Loan Facility [Member] | SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	2.90%